SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years